Filed pursuant to Rule 497(e)
Registration No. 033-08746
THE TOCQUEVILLE TRUST

The Tocqueville Fund
(the “Fund”)

Supplement dated September 6, 2024
to the Fund’s Prospectus and Statement of Additional Information,
each dated February 28, 2024, as supplemented and amended to date

Update Regarding the Board of Trustees

At a meeting on July 22, 2024, the Board of Trustees (the “Board”) of The Tocqueville Trust (the “Trust”) approved the nomination of Messrs. George Cooke, James W. Gerard, and Vincent Sellecchia for election by shareholders as Trustees of the Trust and, effective upon the election of Mr. Sellecchia by shareholders, the resignation of Mr. Robert W. Kleinschmidt as a Trustee of the Trust. A Special Meeting of Shareholders was held on Friday, August 30, 2024, at 10:00 a.m. Eastern Time (the “Meeting”), for the purpose of shareholders voting upon the election of Messrs. Cooke, Gerard, and Sellecchia to the Board. Messrs. Cooke and Gerard, who are not considered “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act, were proposed to be elected as “Independent Trustees,” and Mr. Sellecchia, who is considered an “interested person” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act, was proposed to be elected as an “Interested Trustee.”

Effective August 30, 2024, following the results of the vote at the Meeting, (i) Mr. Vincent Sellecchia was elected to the Board by shareholders as an Interested Trustee, (ii) Messrs. George Cooke and James W. Gerard were elected to the Board by shareholders as Independent Trustees, and (iii) Mr. Robert W. Kleinschmidt, an Interested Trustee, resigned from his position on the Board. For the avoidance of doubt, Mr. Kleinschmidt remains Executive Chairman and President of the Trust following his resignation as an Interested Trustee. Accordingly, the changes below are hereby made to the Fund’s Prospectus and SAI to reflect the resignation of Mr. Kleinschmidt as an Interested Trustee of the Trust and the other changes to the composition of the Board.

On page 5 of the Prospectus, under the heading “SUMMARY SECTION – THE TOCQUEVILLE FUND,” in the subsection “Management - Portfolio Manager,” the disclosure is revised as follows:

“Robert W. Kleinschmidt, Executive Chairman and President of The Tocqueville Trust, Chief Executive Officer and Chief Investment Officer of Tocqueville Asset Management, L.P. and a director of Tocqueville Management Corporation, the general partner of the investment advisor, has been the portfolio manager of the Fund since 1992.”

On page 15 of the Prospectus, under the heading “MANAGEMENT OF THE FUND,” in the subsection “Portfolio Management,” the disclosure is revised as follows:

“Robert W. Kleinschmidt has been the portfolio manager of the Fund since 1992. Mr. Kleinschmidt is Executive Chairman and President of The Tocqueville Trust, Chief Executive Officer and Chief Investment Officer of Tocqueville Asset Management and a director of Tocqueville Management Corporation. He previously held executive positions at the investment management firm David J. Greene & Co. and Mr. Kleinschmidt has a BBA in accounting from the University of Wisconsin and an MA in economics from the University of Massachusetts.”

Starting on page 17 of the SAI, under the heading “MANAGEMENT OF THE FUND,” the table and footnotes are deleted in their entirety, and are hereby replaced with the following table and corresponding footnotes:

Name, Position(s), Address(1) and Year of Birth	Term of Office and Length of Time Served(2)	Number of Funds in Fund Complex Overseen By Trustee(3)	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES(4)
James W. Gerard Trustee, Chairman of the Audit Committee, Member of the Governance and Nominating Committee Year of Birth: 1961	Indefinite Term, since 2001	1	Managing Director, Hycroft Advisors, January 2010 – present; Managing Director, deVisscher & Co., LLC, January 2013 – present; The Chart Group, January 2001 – present.	President, American Overseas Memorial Day Association, 1998 – present; Trustee, Salisbury School, 2005 – present; Director, American Friends of Bleraucourt, 1992 – present; President, Little Baby Face Foundation.
George Cooke Trustee, Member of the Audit Committee, Member of the Governance and Nominating Committee Year of Birth: 1952	Indefinite Term, since 2020	1	Financial Services Consultant, George Cooke Consulting, November 2020 – present; Business Development, Tocqueville Capital Management, June 2015 – April 2020.	None.
INTERESTED TRUSTEES(5) AND OFFICERS
Vincent Sellecchia(6) Trustee Year of Birth: 1952	Indefinite Term, since 2024	1	Retired. Former Vice Chairman of Tocqueville Management Corporation, February 2019 – May 2024.	None.
Robert W. Kleinschmidt(7) Executive Chairman and President Year of Birth: 1949	Indefinite Term, Executive Chairman since 2024, and President since 1991	1	Chief Executive Officer, President and Chief Investment Officer, Tocqueville Asset Management; Director, Tocqueville Management Corporation; General Partner, Tocqueville Asset Management L.P. and Tocqueville Securities L.P., January 1994 – present.	President and Director, Tocqueville Management Corporation; General Partner, Tocqueville Asset Management L.P. and Tocqueville Securities L.P., January 1994 – present.

Name, Position(s), Address(1) and Year of Birth	Term of Office and Length of Time Served(2)	Number of Funds in Fund Complex Overseen By Trustee(3)	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
Jeff Zatkowsky Treasurer Year of Birth: 1970	Indefinite Term, since June 2021	N/A	Controller / Treasurer of Tocqueville Asset Management, February 2021 – present; CFO, SMT Financial Corp., December 2019 – February 2021; Controller, Summit Financial Corp., August 2014 – November 2019.
N/A
Stephen Yevak Anti-Money Laundering Compliance Officer Year of Birth: 1959	Indefinite Term, since 2018	N/A	Deputy Chief Compliance Officer, Tocqueville Securities, L.P. and Tocqueville Asset Management, August 2011 – present; Anti-Money Laundering Compliance Officer to both entities, March 2018 – present.	N/A
Cleo Kotis Secretary Year of Birth: 1975	Indefinite Term, since 2010	N/A	Director of Human Resources of Tocqueville Management Corp., January 2018 – present; Director of Office Services of Tocqueville Asset Management, June 2015 – present; Operations Director of the Tocqueville-Delafield Group, September 2009 – December 2022.
N/A
Charles Martin Chief Compliance Officer Year of Birth: 1988	Indefinite Term, since 2020	N/A	Managing Director, Vigilant LLC, 2012 – present.	N/A
(1)    Address: 40 West 57th Street, 19th Floor, New York, New York, 10019, unless otherwise noted.
(2)    Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws, as amended, and Agreement and Declaration of Trust, as amended. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.
(3)    The Fund Complex is comprised of a single series of the Trust, The Tocqueville Fund.
(4)    Trustees who are not considered to be “interested persons” of the Trust, as defined in the 1940 Act, are considered to be “Independent Trustees.”
(5)    Trustees who are considered to be “interested persons” of the Trust, as defined in the 1940 Act, are considered to be “Interested Trustees.” Mr. Sellecchia is considered an “interested person” because of his affiliation with the Advisor and its affiliates.
(6)    Mr. Sellecchia was elected by shareholders as an Interested Trustee of the Trust effective August 30, 2024.
(7)    Mr. Kleinschmidt resigned as an Interested Trustee of the Trust effective August 30, 2024.

On page 20 of the SAI, under the heading “MANAGEMENT OF THE FUND,” in the subsection “Board Structure, Leadership,” the disclosure is revised as follows:

“The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees, an Audit Committee and a Governance and Nominating Committee, which are discussed in greater detail under “Management of the Fund” above. Currently, two-thirds of the members of the Board are Independent Trustees and each of the Audit and Governance and Nominating Committees is comprised entirely of Independent Trustees. The Independent Trustees help identify matters for consideration by the Board. The Board reviews its structure annually. The Board has also determined that the function and composition of the Audit and Governance and Nominating Committees are appropriate means to provide effective oversight on behalf of Trust shareholders and address any potential conflicts of interest that may arise in the operation of the Fund.”

On page 21 of the SAI, under the heading “MANAGEMENT OF THE FUND,” in the subsection “Information about Each Trustee’s Qualification, Experience, Attributes or Skills,” the disclosure is hereby supplemented with the following:

“Mr. Sellecchia was the Vice Chairman of Tocqueville Management Corporation, the general partner of Tocqueville Asset Management L.P., from February 2019 through May 2024. Mr. Sellecchia joined Tocqueville in 2009 and was a Senior Portfolio Manager, managing discretionary and advisory portfolios for individual and institutional accounts, as well as a co-lead manager of the Delafield Fund and the Tocqueville Select Fund, until his retirement in 2022. Prior to joining Tocqueville in 2009, Mr. Sellecchia was the Chief Operating Officer of Delafield Asset Management Inc. The Delafield team joined Reich & Tang Asset Management, LLC in 1991 and later became a division of the firm in 1997, where Mr. Sellecchia became a Managing Director. He joined Delafield Asset Management Inc. in 1980, the year it was founded, and was with the research team at Gabelli & Co. prior to that. Mr. Sellecchia started his investment career as an investment analyst at Irving Trust & Co. in 1976. Mr. Sellecchia earned a B.A. from Boston College and an M.B.A. from New York University.”

On page 21 of the SAI, under the heading “MANAGEMENT OF THE FUND,” in the table under the subsection “Information about Each Trustee’s Qualification, Experience, Attributes or Skills,” the following information and corresponding footnote is hereby added to the table:

Name of Trustee	Dollar Range of Equity Securities in the Fund

INTERESTED TRUSTEES:
Vincent Sellecchia(1)	Over $100,000
(1)     Mr. Vincent Sellecchia was elected by shareholders as an Interested Trustee of the Trust effective August 30, 2024. Mr. Sellecchia’s ownership information is provided as of June 30, 2024.

On page 22 of the SAI, under the heading “MANAGEMENT OF THE FUND,” in the table captioned “Compensation Table,” the following information and corresponding footnote is hereby added to the table:

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees
Vincent Sellecchia(1) Independent Trustee	N/A	N/A	N/A	N/A
(1)    Mr. Vincent Sellecchia was elected by shareholders as an Interested Trustee of the Trust effective August 30, 2024.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Fund’s Prospectus or SAI.

Please retain this Supplement for reference.